Consolidated Balance Sheets (Parenthetical) (Unaudited) - ₪ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	33,735,038	30,989,873
Ordinary shares, shares outstanding	33,735,038	30,989,873